Income Tax Reconciliation (unaudited) - Schedule of Net Loss for Federal Income Tax Purposes (Details)	12 Months Ended
Dec. 31, 2016 USD ($)
Income Tax Disclosure [Abstract]
Net loss per financial statements	$ (274,750)
Depreciation and amortization	(159,666)
Advanced rental payments	11,647
Net loss for federal income tax purposes	$ (422,769)